Stock Option Plans	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
STOCK OPTION PLANS

NOTE 11 - STOCK OPTION PLAN

The Company’s shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 275,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 44,000 shares for awards to outside directors. Under this plan, the Company granted 28,600 options, which included 4,000 options granted to outside directors in 2013, 30,250 options, which included 4,950 options granted to outside directors in 2012 and 31,900 options, which included 4,950 options granted to outside directors in 2011.

Total unrecognized compensation cost related to nonvested options under the Plan was $157,000 as of December 31, 2013, $154,000 as of December 31, 2012 and $130,000 as of December 31, 2011.  Salaries and employee benefits expense includes $162,000,  $130,000 and $170,000 of compensation costs related to options for the years ended December 31, 2013, 2012 and 2011, respectively. Net income was reduced by $154,000,  $123,000 and $163,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

A summary of the Company’s stock option activity and related information for the years ended December 31 follows:

	2013			2012			2011
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	225,670	$26.27		229,836	$25.85		207,534	$25.93	$
Granted	28,600	27.07		30,250	27.05		31,900	24.94
Exercised	(24,127)	23.83		(20,435)	22.19		(2,833)	17.90
Forfeited	(10,603)	28.92		(13,981)	26.88		(6,765)	27.50

Outstanding, end of year	219,540	$26.64	$146,970	225,670	$26.27	$256,499	229,836	$25.85	$113,352

Exercisable, end of year	190,940	$26.58	$146,900	196,489	$26.15	$256,499	199,005	$25.99	$112,152

Exercise prices for options outstanding as of December 31, 2013 ranged from $24.44 to $28.95 per share. The weighted average remaining contractual life is 4.8 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing with the following weighted average assumptions:

	Years Ended December 31,
	2013	2012	2011
Dividend yield	3.49%	3.27%	3.30%
Expected life	10 years	10 years	7 years
Expected volatility	25.91%	25.37%	25.35%
Risk-free interest rate	3.01%	1.76%	1.39%
Weighted average fair value of options granted	$5.72	$5.61	$4.70

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $575,000 in 2013. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2013, all the shares issued in connection with stock option exercises, 24,127 shares in total, were issued from available treasury shares.

All share and per share data have been adjusted to give retroactive effect to the 10% stock dividend declared in 2013.

As of December 31, 2013, outstanding stock options consist of the following:

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	15,594	$27.27	1.0	15,594	$27.27
	20,796	27.62	2.3	20,796	27.62
	18,700	28.64	3.0	18,700	28.64
	18,700	28.41	4.0	18,700	28.41
	19,800	25.00	5.0	19,800	25.00
	1,100	26.27	5.3	1,100	26.27
	18,700	25.99	6.0	18,700	25.99
	1,100	24.44	6.2	1,100	24.44
	23,650	25.25	7.0	23,650	25.25
	25,850	24.97	8.0	25,850	24.97
	26,950	27.05	9.0	26,950	27.05
	1,100	27.55	9.0	-	-
	2,000	28.95	9.7	-	-
	25,500	26.90	10.0	-	-
Total	219,540			190,940